Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Income Statement [Abstract]
Revenue	$ 250,000	$ 1,375,000	$ 250,000	$ 2,990,000	$ 3,240,000	$ 253,000
Operating expenses:
Research and development expenses	1,484,000	4,344,000	3,138,000	6,914,000	10,562,000	15,612,000
General and administrative expenses	1,768,000	3,352,000	4,278,000	6,360,000	11,464,000	11,090,000
Total operating expenses	3,252,000	7,696,000	7,416,000	13,274,000	22,026,000	26,702,000
Loss from operations	(3,002,000)	(6,321,000)	(7,166,000)	(10,284,000)	(18,786,000)	(26,449,000)
Other income (expense):
Interest income, net	6,000	2,000	7,000	3,000	5,000	110,000
Net changes in fair value of derivative liabilities	607,000	995,000	4,409,000	968,000	970,000
Loss on shares issued in settlement of warrants						(77,000)
Other expense					(1,000)	(3,000)
Other income (expense)	(1,000)	217,000	(5,000)	229,000
Net loss before income taxes	(2,390,000)	(5,107,000)	(2,755,000)	(9,084,000)	(17,812,000)	(26,419,000)
Income tax expense	50,000		50,000		50,000	50,000
Net loss	(2,440,000)	(5,107,000)	(2,805,000)	(9,084,000)	$ (17,862,000)	$ (26,469,000)
Accretion of discount and redemption feature of convertible preferred stock	(1,025,000)		(1,025,000)
Income available to common stockholders	$ (3,465,000)	$ (5,107,000)	$ (3,830,000)	$ (9,084,000)
Net loss per common share, basic and diluted	$ (1.90)	$ (3.32)	$ (2.10)	$ (6.49)	$ (11.07)	$ (32.09)
Weighted average number of common shares outstanding	1,820,480	1,539,313	1,820,480	1,398,692	1,613,633	762,547